Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Materialized Transfers (Details) - shares	Dec. 26, 2024	Dec. 06, 2024
Disclosure of subsidiaries [line items]
Number of shares issued (in shares)		681,199,458,000
GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A. | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subsidiaries [line items]
Percentage of equity investments		57.89%
GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A. | Grupo Financiero Galicia S.A.
Disclosure of subsidiaries [line items]
Percentage of equity investments		42.11%
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Number of shares issued (in shares)		1,184,364,392
Total shares acquired	3,997,362	1,180,367,030
GGAL Holdings S.A. | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subsidiaries [line items]
Total shares acquired		683,314,474
Percentage of equity investments		57.695%
GGAL Holdings S.A. | Grupo Financiero Galicia S.A.
Disclosure of subsidiaries [line items]
Total shares acquired		497,052,556
Percentage of equity investments		41.968%
GGAL Participaciones S.A.U.
Disclosure of subsidiaries [line items]
Number of shares issued (in shares)		11,513,929
Total shares acquired		65,222
GGAL Participaciones S.A.U. | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subsidiaries [line items]
Total shares acquired		37,757
Percentage of equity investments		0.328%
GGAL Participaciones S.A.U. | Grupo Financiero Galicia S.A.
Disclosure of subsidiaries [line items]
Total shares acquired		27,465
Percentage of equity investments		0.239%
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Number of shares issued (in shares)		1,244,125,589
Total shares acquired		103,739
Banco GGAL S.A. | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subsidiaries [line items]
Total shares acquired		60,055
Percentage of equity investments		0.005%
Banco GGAL S.A. | Grupo Financiero Galicia S.A.
Disclosure of subsidiaries [line items]
Total shares acquired		43,684
Percentage of equity investments		0.004%